Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
Asset Category	Years
Equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or 15 years
Furniture and fixtures	5 years
Computers software and related equipment	3 to 5 years

reconciliation of the change in the Company’s product liability balances
	December 31, 2021	December 31, 2020
Warranty liability, beginning of period	$—	$—
Reduction in liability (payments)	$—	$—
Increase in liability (new warranties)	$177	$—
Warranty liability, end of period	$177	$—